Defined benefit pension plans and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	R$ (17,609)
Expense (revenue) recognized in income (loss)	(1,552)
Contributions of the sponsor
Recognized actuarial (gains) or losses	7,996
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	(11,165)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	(3,236)
Expense (revenue) recognized in income (loss)	(284)
Contributions of the sponsor
Recognized actuarial (gains) or losses	(1,159)
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	(4,679)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	(118)
Expense (revenue) recognized in income (loss)	(10)
Contributions of the sponsor
Recognized actuarial (gains) or losses	76
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	(52)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	672
Expense (revenue) recognized in income (loss)	57
Contributions of the sponsor	(44)
Recognized actuarial (gains) or losses	91
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	776
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	2,589
Expense (revenue) recognized in income (loss)	234
Contributions of the sponsor
Recognized actuarial (gains) or losses	(984)
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	1,839
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning	3,231
Expense (revenue) recognized in income (loss)	411
Contributions of the sponsor	(34)
Recognized actuarial (gains) or losses	(398)
Recognized actuarial (gains) or losses
Net actuarial liabilities (assets) on end	R$ 3,210